Summary of significant accounting policies - Agreement with Digital Energy Corp. (Details) (Financial guarantee, USD $)	Oct. 26, 2011
Financial guarantee
Guarantor Obligations [Line Items]
Letter of credit outstanding	$ 180,000
Certificate of deposit securing letter of credit	180,000
Promissory note receivable amount	$ 180,000
Promissory note receivable, stated interest rate	6.00%